Note 1 - Basis of Presentation: Schedule of reconciliation of cash, cash equivalents and restricted cash (Tables)	6 Months Ended
Jun. 30, 2021
Tables/Schedules
Schedule of reconciliation of cash, cash equivalents and restricted cash
	June 30, 2021	June 30, 2020
Cash and Cash Equivalents	$ 43,690,509	$ 56,795,213
Restricted Cash	7,009,460	5,293,015
Total Cash, Cash Equivalents and Restricted Cash	$ 50,699,969	$ 62,088,228